Turnover and Segment Information - Summary of Geographical Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Turnover	£ 29,324	£ 24,696	£ 24,354
Non-current assets	31,166	51,477
UK [member]
Disclosure of geographical areas [line items]
Non-current assets	5,134	6,618
US [member]
Disclosure of geographical areas [line items]
Non-current assets	14,024	17,852
Rest of World [member]
Disclosure of geographical areas [line items]
Non-current assets	6,559	15,390
Belgium [member]
Disclosure of geographical areas [line items]
Non-current assets	5,415	5,065
Switzerland [member]
Disclosure of geographical areas [line items]
Non-current assets	34	6,552
Customer [member]
Disclosure of geographical areas [line items]
Turnover	29,324	24,696	24,354
Customer [member] | UK [member]
Disclosure of geographical areas [line items]
Turnover	695	656	659
Customer [member] | US [member]
Disclosure of geographical areas [line items]
Turnover	14,542	11,914	11,148
Customer [member] | Rest of World [member]
Disclosure of geographical areas [line items]
Turnover	£ 14,087	£ 12,126	£ 12,547